Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

November 30, 2018

Dates Covered
Collections Period	11/01/18 - 11/30/18
Interest Accrual Period	11/15/18 - 12/16/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/18	910,313,101.82	37,916
Yield Supplement Overcollateralization Amount 10/31/18	65,026,615.83	0
Receivables Balance 10/31/18	975,339,717.65	37,916
Principal Payments	23,666,508.87	442
Defaulted Receivables	1,370,238.50	53
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/18	62,516,603.28	0
Pool Balance at 11/30/18	887,786,367.00	37,421

Pool Statistics	$ Amount	# of Accounts
Pool Factor	86.12%
Prepayment ABS Speed	1.03%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	5,440,984.82	204
Past Due 61-90 days	1,289,405.39	57
Past Due 91-120 days	568,833.41	20
Past Due 121+ days	0.00	0
Total	7,299,223.62	281

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.77%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	751,682.44
Aggregate Net Losses/(Gains) - November 2018	618,556.06
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.76%
Prior Net Losses Ratio	0.66%
Second Prior Net Losses Ratio	0.66%
Third Prior Net Losses Ratio	0.31%
Four Month Average	0.60%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.18%

Overcollateralization Target Amount	23,526,338.73
Actual Overcollateralization	23,526,338.73
Weighted Average APR	3.54%
Weighted Average APR, Yield Adjusted	6.42%
Weighted Average Remaining Term	61.00

Flow of Funds	$ Amount

Collections	27,314,557.81
Investment Earnings on Cash Accounts	51,728.48
Servicing Fee	(812,783.10)
Transfer to Collection Account	0.00
Available Funds	26,553,503.19

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	2,104,142.72
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	21,929,776.35
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,432,997.45

Total Distributions of Available Funds	26,553,503.19

Servicing Fee	812,783.10
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 11/15/18	886,189,804.62
Principal Paid	21,929,776.35
Note Balance @ 12/17/18	864,260,028.27

Class A-1
Note Balance @ 11/15/18	71,569,804.62
Principal Paid	21,929,776.35
Note Balance @ 12/17/18	49,640,028.27
Note Factor @ 12/17/18	26.6881872%

Class A-2
Note Balance @ 11/15/18	369,000,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	369,000,000.00
Note Factor @ 12/17/18	100.0000000%

Class A-3
Note Balance @ 11/15/18	326,000,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	326,000,000.00
Note Factor @ 12/17/18	100.0000000%

Class A-4
Note Balance @ 11/15/18	89,060,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	89,060,000.00
Note Factor @ 12/17/18	100.0000000%

Class B
Note Balance @ 11/15/18	30,560,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	30,560,000.00
Note Factor @ 12/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,190,729.39
Total Principal Paid	21,929,776.35
Total Paid	24,120,505.74

Class A-1
Coupon	2.36000%
Interest Paid	150,137.55
Principal Paid	21,929,776.35
Total Paid to A-1 Holders	22,079,913.90

Class A-2
Coupon	2.80000%
Interest Paid	861,000.00
Principal Paid	0.00
Total Paid to A-2 Holders	861,000.00

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.1893720
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.9161883
Total Distribution Amount	24.1055603

A-1 Interest Distribution Amount	0.8071911
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	117.9020234
Total A-1 Distribution Amount	118.7092145

A-2 Interest Distribution Amount	2.3333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.3333333

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/18	2,546,066.61
Investment Earnings	4,398.34
Investment Earnings Paid	(4,398.34)
Deposit/(Withdrawal)	-
Balance as of 12/17/18	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61